Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were RMB95,688, RMB74,390 and RMB68,757 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
RMB
2019	45,400
2020	29,011
2021	15,098
Total	89,509

As of December 31, 2018, Capital commitments for the logistic warehouse construction under non-cancellable agreements were as follows:

Construction in progress
RMB
2019~2020	226,725

Other than those shown above, the Group did not have any other significant commitments, long-term obligations, or guarantees as of December 31, 2018.

(b)	Contingencies

As of December 31, 2018, the Group was involved in a number of legal proceedings or claims related to patent infringement and defamation, among others. Adverse results from these lawsuits may include awards of damages, or, to a certain extent, even compel a change in the Group’s business practices, which could result in a loss of revenue or otherwise harm the business of the Group.

The Group received a series of patent infringement claims against one of its subsidiaries, which operates the power bank sharing services. The Group accrued a loss of RMB38 million for the year ended December 31, 2018 based on the current court judgments for those legal proceedings with trial results. The Group appealed to the judgments received but no final outcome revealed.

For the remaining legal proceedings over patent infringement, the Group is currently unable to estimate a reasonably possible loss or a range of reasonably possible losses due to these legal proceedings are within early stages with considerable uncertainty regarding the ultimate resolutions, and there is a lack of clear or consistent interpretation of laws related to the industry-specific complaints among different jurisdictions. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably possible to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.

With respect to the limited number of proceedings for which the Group was able to estimate the reasonably possible losses or the range of reasonably possible losses, the estimated loss in aggregate was insignificant.